GENERAL	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Presentation Abstract [Abstract]
GENERAL
1	GENERAL

General information

Grindrod Shipping Holdings Ltd. (the “Company”)
is incorporated in Singapore with its principal place of business and registered office at #03-01 Southpoint, 200 Cantonment Road, Singapore 089763. The principal activities of the Group are ship chartering, operating and sales of vessels. Information of the entities within the Group is contained in Note 15.

On October 12, 2022, we announced that we had entered into a Transaction Implementation Agreement (“TIA”), dated as of October 11, 2022, between the Company,
Taylor Maritime Investments Limited (“TMI”)
and Good Falkirk (MI) Limited, a wholly-owned subsidiary of TMI
(the
“
Offeror
”
)
, providing for a voluntary conditional cash offer
(the
“
TMI Offer
”
)
to be made by the Offeror for all of the issued ordinary shares in the capital of the Company. All shares that were validly tendered were accepted for payment, following which TMI owned approximately 73.78% of the shares of the Company. A subsequent offer period began immediately thereafter and expired on December 19, 2022. On expiration of the subsequent offer period, TMI held approximately 83.23% of the outstanding shares of the Company.

The Group completed the plan to discontinue the tanker business during December 2021 and has presented the tanker business as a discontinued operation. The Group is now focused on the drybulk business which is presented as the continuing operations. Prior period figures have been reclassified for the presentation of the tanker business as a discontinued operation which is explained in more detail in Note 37.

The COVID-19 pandemic and the Russian invasion of Ukraine have caused severe disruptions in the supply chain and industrial production These events may continue to cause trade disruptions.  As a result of the spread of the pandemic, the Group has incurred some additional crewing expenses arising from crew travel, COVID-19 testing and procurement of personal protection equipment which is included in our vessel operating costs in our consolidated
statements of profit or loss for the years ended 31 December 2022, 2021 and 2020. Additionally, the Group experienced some delays in drydocking and installations of ballast water treatment systems, operations and crew changes due to quarantine regulations and COVID-19 testing and the resulting off-hire days. Although the disruption from COVID-19 and Russia’s invasion of Ukraine may only be temporary, given the dynamic nature of these circumstances, the duration of business disruption and the related financial impact cannot be reasonably estimated at this time but could materially affect our business, results of operations
and
financial condition.

The consolidated financial statements of the Group for the year ended 31 December 2022 were authorised for issue by the Board of Directors on 23 March 2023.